CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Profit or loss [abstract]
Revenues	$ 40,786	$ 24,411
Direct costs	(32,388)	(17,718)
Other income and gains	1,180	482
Equity accounted income	1,213	1,293
Expenses
Interest	(3,608)	(3,233)
Corporate costs	(95)	(92)
Fair value changes	421	(130)
Depreciation and amortization	(2,345)	(2,020)
Income taxes	(613)	345
Net income	4,551	3,338
Net income attributable to:
Shareholders	1,462	1,651
Non-controlling interests	3,089	1,687
Net income	$ 4,551	$ 3,338
Net income per share:
Diluted (in dollars per share)	$ 1.34	$ 1.55
Basic (in dollars per share)	$ 1.37	$ 1.58